Operating leases - Maturity analysis of operating lease liabilities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Lessee, Lease, Description [Line Items]
Total Lease liabilities	¥ 147	$ 23	¥ 1,636
Operating leases for offices
Lessee, Lease, Description [Line Items]
Future undiscounted cash flows for the fiscal year ending March 31, 2023	150	24
Less: Discount factor	(3)	(1)
Total Lease liabilities	¥ 147	$ 23